Note 9 - Stock Options and Stock-based Employee Compensation (Details Textual) - The 2011 Long-term Incentive Plan [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		3 years
Stock-based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	180 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year 180 days